UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trevor Stewart Burton & Jacobsen, Inc.
           -----------------------------------------------------
Address:   90 Park Avenue
           New York, NY 10016
           -----------------------------------------------------

Form 13F File Number: 28-02774
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Katherine K. Struk
        -------------------------
Title:  Treasurer
        -------------------------
Phone:  212-972-8150
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Katherine K. Struk               New York, NY 10016               05/14/2004
----------------------               ------------------               ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          131
                                         -----------
Form 13F Information Table Value Total:     $145,240
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ------
AMERICAN EXPRESS               Common           025816109     2066   39860          SOLE              18600      0  21260
AMERICAN INTL GROUP INC        Common           026874107     3704   51925          SOLE              32359      0  19566
AMERICAN INTL GROUP INC        Common           026874107      242    3400          OTHER                 0      0   3400
AMERISOURCEBERGEN CORP         Common           03073E105      467    8550          SOLE                950      0   7600
AMGEN INC                      Common           031162100      142    2450          SOLE               1000      0   1450
AMGEN INC                      Common           031162100      232    4000          OTHER              2000      0   2000
APPLIED MATERIALS INC          Common           038222105      598   28065          SOLE              19505      0   8560
APPLIED MATERIALS INC          Common           038222105       25    1200          OTHER                 0      0   1200
BALDOR ELECTRIC                Common           057741100     3329  144876          SOLE              86700      0  58176
BANK OF AMERICA CORP           Common           060505104      122    1512          SOLE                  0      0   1512
BANK OF AMERICA CORP           Common           060505104      129    1600          OTHER                 0      0   1600
BEAR STEARNS COMPANIES INC     Common           073902108     1946   22197          SOLE              12652      0   9545
BMC SOFTWARE                   Common           055921100      498   25500          SOLE              12500      0  13000
BP PLC ADR                     Common           055622104     4376   85482          SOLE              51020      0  34462
BP PLC ADR                     Common           055622104       97    1900          OTHER                 0      0   1900
BROWN-FORMAN INC CLASS A       Common           115637100      426    8442          SOLE                  0      0   8442
BROWN-FORMAN INC CLASS B       Common           115637209      224    4700          SOLE                  0      0   4700
C S X CORPORATION              Common           126408103     2833   93555          SOLE              51515      0  42040
C S X CORPORATION              Common           126408103      121    4000          OTHER                 0      0   4000
CATERPILLAR INC                Common           149123101     1150   14550          SOLE               8215      0   6335
CATERPILLAR INC                Common           149123101      237    3000          OTHER                 0      0   3000
CHEVRONTEXACO CORP             Common           166764100     1588   18100          SOLE              13130      0   4970
CHEVRONTEXACO CORP             Common           166764100      140    1600          OTHER                 0      0   1600
CHUBB CORP                     Common           171232101     2435   35025          SOLE              21860      0  13165
CISCO SYSTEMS INC              Common           17275R102      292   12400          SOLE               3400      0   9000
COLGATE-PALMOLIVE              Common           194162103      757   13750          SOLE                  0      0  13750
COMPUTER SCIENCES CORP         Common           205363104      437   10845          SOLE               3970      0   6875
CONAGRA FOOD INC               Common           205887102     6479  240520          SOLE              81088      0 159432
CONAGRA FOOD INC               Common           205887102      107    4000          OTHER                 0      0   4000
DARDEN RESTAURANTS             Common           237194105      658   26555          SOLE              21045      0   5510
DARDEN RESTAURANTS             Common           237194105       74    3000          OTHER                 0      0   3000
DEVON ENERGY CORP              Common           25179M103     1496   25737          SOLE              17022      0   8715
DEVON ENERGY CORP              Common           25179M103      162    2800          OTHER                 0      0   2800
DEVRY INC                      Common           251893103     3252  107875          SOLE              65680      0  42195
DIEBOLD INC                    Common           253651103     4130   85845          SOLE              52365      0  33480
DIEBOLD INC                    Common           253651103       72    1500          OTHER                 0      0   1500
DOMINION RESOURCES INC         Common           25746U109      808   12578          SOLE               6988      0   5590
DOVER CORP                     Common           260003108     2031   52395          SOLE              22390      0  30005
DOVER CORP                     Common           260003108      139    3600          OTHER                 0      0   3600
DUKE REALTY CORP               Common           264411505     1228   35390          SOLE              27215      0   8175
DUKE REALTY CORP               Common           264411505      173    5000          OTHER                 0      0   5000
EL PASO CORP                   Common           28336L109     2096  294925          SOLE             174995      0 119930
EL PASO CORP                   Common           28336L109      106   15000          OTHER                 0      0  15000
EMERSON ELECTRIC CO            Common           291011104     4402   73466          SOLE              44475      0  28991
EQUITY RESIDENTIAL PROPERTIES  Common           29476L107      450   15100          SOLE              10850      0   4250
EQUITY RESIDENTIAL PROPERTIES  Common           29476L107       59    2000          OTHER                 0      0   2000
EXXON MOBIL CORPORATION        Common           30231G102     2664   64073          SOLE              29138      0  34935
EXXON MOBIL CORPORATION        Common           30231G102       85    2056          OTHER                 0      0   2056
FEDERAL NAT'L MORTGAGE ASSN    Common           313586109      141    1900          SOLE                  0      0   1900
FEDERAL NAT'L MORTGAGE ASSN    Common           313586109      133    1800          OTHER                 0      0   1800
FEDEX CORPORATION              Common           31428X106     4535   60340          SOLE              33945      0  26395
FEDEX CORPORATION              Common           31428X106      240    3200          OTHER                 0      0   3200
GENERAL ELECTRIC CO            Common           369604103      399   13082          SOLE               3000      0  10082
GENERAL ELECTRIC CO            Common           369604103      152    5000          OTHER                 0      0   5000
GILLETTE COMPANY               Common           375766102     3417   87391          SOLE              45245      0  42146
GILLETTE COMPANY               Common           375766102       82    2100          OTHER                 0      0   2100
HERSHEY FOODS CORP             Common           427866108     1705   20580          SOLE              12780      0   7800
HOME DEPOT INC                 Common           437076102      181    4850          SOLE               2400      0   2450
HOME DEPOT INC                 Common           437076102       93    2500          OTHER                 0      0   2500
ILLINOIS TOOL WORKS INC        Common           452308109     3395   42858          SOLE              24053      0  18805
ILLINOIS TOOL WORKS INC        Common           452308109      396    5000          OTHER                 0      0   5000
INTEL CORP                     Common           458140100      443   16310          SOLE               6100      0  10210
INTEL CORP                     Common           458140100      227    8350          OTHER                 0      0   8350
INTL BUSINESS MACHINES         Common           459200101      413    4500          SOLE                400      0   4100
JEFFERSON PILOT CORP           Common           475070108     3535   64270          SOLE              36745      0  27525
JEFFERSON PILOT CORP           Common           475070108       44     800          OTHER                 0      0    800
JOHNSON & JOHNSON INC          Common           478160104     4875   96116          SOLE              57594      0  38522
JOHNSON & JOHNSON INC          Common           478160104      280    5522          OTHER                 0      0   5522
LEHMAN BROTHERS HOLDINGS INC   Common           524908100     1845   22265          SOLE              13665      0   8600
LIBERTY MEDIA CORP CL A        Common           530718105     1538  140520          SOLE              75670      0  64850
LILLY ELI & CO                 Common           532457108      411    6150          SOLE                  0      0   6150
LINCOLN NATIONAL CORP          Common           534187109     3813   80595          SOLE              37150      0  43445
LOCKHEED MARTIN CORP           Common           539830109      481   10552          SOLE               7900      0   2652
LUCENT TECHNOLOGIES            Common           549463107      186   45330          SOLE              28280      0  17050
LUCENT TECHNOLOGIES            Common           549463107       18    4500          OTHER                 0      0   4500
MEDTRONIC INC                  Common           585055106     3623   75895          SOLE              38075      0  37820
MEDTRONIC INC                  Common           585055106      219    4600          OTHER                 0      0   4600
MERCK & CO INC                 Common           589331107     1100   24900          SOLE              11110      0  13790
MERCK & CO INC                 Common           589331107       35     800          OTHER                 0      0    800
MERRILL LYNCH & CO             Common           590188108      870   14615          SOLE               8935      0   5680
MICRON TECHNOLOGY INC          Common           595112103      669   40055          SOLE              18885      0  21170
MICRON TECHNOLOGY INC          Common           595112103      100    6000          OTHER                 0      0   6000
MOLEX INC                      Common           608554101     4605  151557          SOLE              82656      0  68901
MOLEX INC                      Common           608554101      136    4500          OTHER                 0      0   4500
NATIONAL CITY CORP             Common           635405103      309    8700          SOLE                  0      0   8700
NCR CORP                       Common           6.29E+112     3075   69800          SOLE              48590      0  21210
NORFOLK SOUTHERN CORP          Common           655844108     2858  129420          SOLE              81565      0  47855
ORACLE CORP                    Common           68389X105      230   19200          SOLE               6000      0  13200
ORACLE CORP                    Common           68389X105       36    3000          OTHER                 0      0   3000
PAYCHEX INC                    Common           704326107      202    5677          SOLE               1877      0   3800
PEPSICO INC                    Common           713448108     5452  101246          SOLE              58890      0  42356
PEPSICO INC                    Common           713448108      323    6000          OTHER                 0      0   6000
PFIZER INC                     Common           717081103      224    6400          SOLE               1350      0   5050
PROCTER & GAMBLE CO            Common           742718109      203    1940          SOLE                  0      0   1940
RAYTHEON CO                    Common           755111507      919   29355          SOLE              20555      0   8800
RAYTHEON CO                    Common           755111507      147    4700          OTHER                 0      0   4700
ROYAL DUTCH PETROLEUM          Common           780257804      261    5500          SOLE               1700      0   3800
SAP AG-SPONSORED ADR           Common           803054204     2404   61160          SOLE              34110      0  27050
SAP AG-SPONSORED ADR           Common           803054204      196    5000          OTHER                 0      0   5000
SBC COMMUNICATIONS INC         Common           78387G103     2405   98015          SOLE              68200      0  29815
SBC COMMUNICATIONS INC         Common           78387G103       73    3000          OTHER                 0      0   3000
SCHLUMBERGER LTD               Common           806857108       70    1100          SOLE                  0      0   1100
SCHLUMBERGER LTD               Common           806857108      210    3300          OTHER              1500      0   1800
SHERWIN WILLIAMS CO            Common           824348106      253    6600          SOLE               3000      0   3600
SONOCO PRODUCTS CO             Common           835495102      548   22586          SOLE                  0      0  22586
SOUTH FINANCIAL GROUP INC      Common           837841105      215    7270          SOLE                  0      0   7270
SPINNAKER EXPLORATION CO       Common           84855W109      863   24050          SOLE              19400      0   4650
SPINNAKER EXPLORATION CO       Common           84855W109       89    2500          OTHER                 0      0   2500
SUNTRUST BANKS INC             Common           867914103      418    6000          SOLE                  0      0   6000
TARGET CORP                    Common           87612E106      308    6845          SOLE                  0      0   6845
TEXAS INSTRUMENTS              Common           882508104     2405   82315          SOLE              40280      0  42035
TIME WARNER INC                Common           887317105      209   12425          SOLE               9950      0   2475
TRANSOCEAN INC                 Common           G90078109      295   10583          SOLE               6190      0   4393
U.S. BANCORP                   Common           902973304     1074   38853          SOLE              21954      0  16899
U.S. BANCORP                   Common           902973304       87    3162          OTHER                 0      0   3162
UNION PACIFIC CORP             Common           907818108     2744   45879          SOLE              29687      0  16192
UNION PACIFIC CORP             Common           907818108      167    2800          OTHER                 0      0   2800
UNISYS CORP                    Common           909214108     1448  101410          SOLE              47980      0  53430
UNISYS CORP                    Common           909214108       28    2000          OTHER                 0      0   2000
VERIZON COMMUNICATIONS         Common           92343V104     3895  106598          SOLE              55880      0  50718
VERIZON COMMUNICATIONS         Common           92343V104       66    1830          OTHER                 0      0   1830
VIACOM INC CL A                Common           925524100     1259   31855          SOLE              12475      0  19380
VIACOM INC CL B                Common           925524308      367    9375          SOLE               5500      0   3875
VIACOM INC CL B                Common           925524308      149    3800          OTHER                 0      0   3800
WACHOVIA CORP                  Common           929903102      136    2908          SOLE               2600      0    308
WACHOVIA CORP                  Common           929903102      122    2600          OTHER                 0      0   2600
WALGREEN CO                    Common           931422109      252    7650          SOLE               1100      0   6550
WILLIAMS COS INC               Common           969457100      191   20000          SOLE              10000      0  10000
WALT DISNEY CO                 Common           254687106     3698  148009          SOLE              75880      0  72129
WALT DISNEY CO                 Common           254687106      174    7000          OTHER                 0      0   7000
WYETH                          Common           026609107      505   13450          SOLE                  0      0  13450


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